Consolidated Statements of Operations - as of December 31, 2010 (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Revenue	$ 129,248	$ 147,193
Cost of revenue	81,573	59,322
Gross profit	47,675	87,871
Selling, general and administrative expenses	2,404,804	1,498,889
Loss on disposal of assets	21,779	12,180
Loss from operations	(2,378,908)	(1,423,198)
Other income (expense)
Other income	65
Interest expense	(108,550)	(50,027)
Loss on conversion of debt	(66,157)
Loss on acquisition of noncontrolling interest	(55,849)
Total other income (expense)	(230,491)	(50,027)
Net loss before noncontrolling interests	(2,609,399)	(1,473,225)
Net loss attributable to noncontrolling interests	112,507
Net loss	$ (2,496,892)	$ (1,473,225)
Net loss per share - basic and diluted (in Dollars per share)	$ (0.03)	$ (0.01)
Weighted average number of shares outstanding during the period - basic and diluted (in Shares)	77,118,976	98,358,696